Fair value of Above-Market Acquired Time Charters - Future Amortization (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Twelve months periods ending
December 31, 2016	$ 254
Total	$ 254	$ 11,908